Note 5 - Loans, Net of Allowance for Credit Losses - Reconciliation of ECL Allowance by Lending Asset Category (Details) - CAD ($) $ in Thousands	3 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Statement Line Items [Line Items]
Provision for (recovery of) credit losses	$ 385	$ 2
Loans [member]
Statement Line Items [Line Items]
Balance at beginning of period	1,904
Balance at end of period	2,289	1,455
Loans [member] | Stage 1 [member]
Statement Line Items [Line Items]
Balance at beginning of period	1,766
Balance at end of period	2,212	1,359
Loans [member] | Stage 2 [member]
Statement Line Items [Line Items]
Balance at beginning of period	138
Balance at end of period	77	96
Loans [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Balance at beginning of period	0
Balance at end of period	0	0
Commercial real estate mortgages [member] | Loans [member]
Statement Line Items [Line Items]
Balance at beginning of period	545	275
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	38	95
Loan originations	0	0
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	38	95
Write-offs	0	0
Recoveries	0	0
Balance at end of period	583	370
Commercial real estate mortgages [member] | Loans [member] | Stage 1 [member]
Statement Line Items [Line Items]
Balance at beginning of period	545	275
Transfer in (out) to Stage 1	38	38
Transfer in (out) to Stage 2	(54)	(58)
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	54	115
Loan originations	0	0
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	38	95
Write-offs	0	0
Recoveries	0	0
Balance at end of period	583	370
Commercial real estate mortgages [member] | Loans [member] | Stage 2 [member]
Statement Line Items [Line Items]
Balance at beginning of period	0	0
Transfer in (out) to Stage 1	(38)	(38)
Transfer in (out) to Stage 2	54	58
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	(16)	(20)
Loan originations	0	0
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	0	0
Write-offs	0	0
Recoveries	0	0
Balance at end of period	0	0
Commercial real estate mortgages [member] | Loans [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Balance at beginning of period	0	0
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	0	0
Loan originations	0	0
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	0	0
Write-offs	0	0
Recoveries	0	0
Balance at end of period	0	0
Commercial real estate loans [member] | Loans [member]
Statement Line Items [Line Items]
Balance at beginning of period	1,287	1,114
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	232	(52)
Loan originations	86	80
Derecognitions and maturities	(14)	(97)
Provision for (recovery of) credit losses	304	(69)
Write-offs	0	0
Recoveries	0	0
Balance at end of period	1,591	1,045
Commercial real estate loans [member] | Loans [member] | Stage 1 [member]
Statement Line Items [Line Items]
Balance at beginning of period	1,150	980
Transfer in (out) to Stage 1	62	14
Transfer in (out) to Stage 2	(30)	(4)
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	263	(28)
Loan originations	86	80
Derecognitions and maturities	(14)	(93)
Provision for (recovery of) credit losses	367	(31)
Write-offs	0	0
Recoveries	0	0
Balance at end of period	1,517	949
Commercial real estate loans [member] | Loans [member] | Stage 2 [member]
Statement Line Items [Line Items]
Balance at beginning of period	137	134
Transfer in (out) to Stage 1	(62)	(14)
Transfer in (out) to Stage 2	30	4
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	(31)	(24)
Loan originations	0	0
Derecognitions and maturities	0	(4)
Provision for (recovery of) credit losses	(63)	(38)
Write-offs	0	0
Recoveries	0	0
Balance at end of period	74	96
Commercial real estate loans [member] | Loans [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Balance at beginning of period	0	0
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	0	0
Loan originations	0	0
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	0	0
Write-offs	0	0
Recoveries	0	0
Balance at end of period	0	0
Point of sale loans and leases [member] | Loans [member]
Statement Line Items [Line Items]
Balance at beginning of period	54	45
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	3	(9)
Loan originations	0	0
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	3	(9)
Write-offs	0	0
Recoveries	0	0
Balance at end of period	57	36
Point of sale loans and leases [member] | Loans [member] | Stage 1 [member]
Statement Line Items [Line Items]
Balance at beginning of period	54	45
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	3	(9)
Loan originations	0	0
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	3	(9)
Write-offs	0	0
Recoveries	0	0
Balance at end of period	57	36
Point of sale loans and leases [member] | Loans [member] | Stage 2 [member]
Statement Line Items [Line Items]
Balance at beginning of period	0	0
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	0	0
Loan originations	0	0
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	0	0
Write-offs	0	0
Recoveries	0	0
Balance at end of period	0	0
Point of sale loans and leases [member] | Loans [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Balance at beginning of period	0	0
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	0	0
Loan originations	0	0
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	0	0
Write-offs	0	0
Recoveries	0	0
Balance at end of period	0	0
Public sector and other financing [member] | Loans [member]
Statement Line Items [Line Items]
Balance at beginning of period	18	19
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	13	(14)
Loan originations	27	0
Derecognitions and maturities	0	(1)
Provision for (recovery of) credit losses	40	(15)
Write-offs	0	0
Recoveries	0	0
Balance at end of period	58	4
Public sector and other financing [member] | Loans [member] | Stage 1 [member]
Statement Line Items [Line Items]
Balance at beginning of period	17	16
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	11	(11)
Loan originations	27	0
Derecognitions and maturities	0	(1)
Provision for (recovery of) credit losses	38	(12)
Write-offs	0	0
Recoveries	0	0
Balance at end of period	55	4
Public sector and other financing [member] | Loans [member] | Stage 2 [member]
Statement Line Items [Line Items]
Balance at beginning of period	1	3
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	2	(3)
Loan originations	0	0
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	2	(3)
Write-offs	0	0
Recoveries	0	0
Balance at end of period	3	0
Public sector and other financing [member] | Loans [member] | Financial instruments credit-impaired [member]
Statement Line Items [Line Items]
Balance at beginning of period	0	0
Transfer in (out) to Stage 1	0	0
Transfer in (out) to Stage 2	0	0
Transfer in (out) to Stage 3	0	0
Net remeasurement of loss allowance	0	0
Loan originations	0	0
Derecognitions and maturities	0	0
Provision for (recovery of) credit losses	0	0
Write-offs	0	0
Recoveries	0	0
Balance at end of period	$ 0	$ 0